Stock-Based Compensation - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Stock Plan Activity
Summaries of the Company’s 2018 Stock Plan activity for the six months ended June 30, 2021 is presented below.

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price ($ per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
December 31, 2020	2,255	$2.49	8.96	$—
Granted	—
Cancelled	—

June 30, 2021	2,255	$2.49	8.46	$—

A summary of the Company’s 2018 Stock Plan activity for the years ended December 31, 2020 and 2019 is presented below.

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price ($ per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
January 1, 2019	—	$2.30	$—	$—

Granted	1,567	$2.30

December 31, 2019	1,567	$2.30	8.96	—

Granted	1,033	$2.70

Cancelled	(345)	$2.30

December 31, 2020	2,255	$2.49	8.96	—

Summary of Fair value of Stock Option Grants
The fair value of stock option grants is estimated by the Company on the date of grant using the Black Scholes-Merton option pricing model with the following weighted-average assumptions for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Risk free interest	0.99%	1.42%

Dividend yield	0.00%	0.00%

Expected volatility	103.59%	81.60%

Expected life (years)	6.11	5.19

Summary of Stock-based Compensation Expense
The Company recorded stock-based compensation expense in the Consolidated Statement of Operations and Comprehensive Loss as follows.

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Research and development	$52	$78	$107	$128
Sales and marketing	16	17	32	43
General and administrative	560	642	716	731

Total	$628	$737	$855	$902